Unaudited Condensed Consolidated Statements of Income (USD $)	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Revenues	$ 94,066,000	$ 97,523,000
Costs of services	83,517,000	86,103,000
Gross margin	10,549,000	11,420,000
Operating costs and expense:
General and administrative	5,262,000	4,954,000
Depreciation, amortization and accretion	1,258,000	1,561,000
Operating income	4,029,000	4,905,000
Other (expense) income:
Interest expense, net	(1,007,000)	(785,000)
Offering costs	0	(446,000)
Other, net	8,000	(12,000)
Net income before income tax expense	3,030,000	3,662,000
Income tax expense	204,000	145,000
Net income	2,826,000	3,517,000
Net income attributable to non-controlling interests	167,000	773,000
Net income attributable to partners	2,659,000	2,744,000
Net income attributable to general partner		646,000
Net Income	2,659,000	2,098,000
Weighted average common units outstanding:
Basic (in Shares)	11,828,159	11,826,000
Common Units [Member]
Other (expense) income:
Net Income	1,330,000	1,049,000
Net income per common limited partner unit:
Basic (in Dollars per share)	$ 0.22	$ 0.18
Diluted (in Dollars per share)	$ 0.22	$ 0.17
Weighted average common units outstanding:
Basic (in Shares)	5,915,159	5,913,000
Diluted (in Shares)	5,915,159	5,996,240
Subordinated Units [Member]
Other (expense) income:
Net Income	$ 1,329,000	$ 1,049,000
Net income per common limited partner unit:
Net income per subordinated limited partner unit - basic and diluted (in Dollars per share)	$ 0.22	$ 0.18
Weighted average common units outstanding:
Basic (in Shares)	5,913,000	5,913,000
Weighted average subordinated units outstanding - basic and diluted (in Shares)	5,913,000	5,913,000